Laurie D. Neat Secretary The Investment Company of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486 9200 lddn@capgroup.com

January 5, 2017

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Investment Company of America

File Nos. 002-10811 and 811-00116

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 29, 2016 of the Registrant’s Post-Effective Amendment No. 136 under the Securities Act of 1933 and Amendment No. 60 under the Investment Act of 1940.

Sincerely,

/s/ Laurie D. Neat

Laurie D. Neat